Related Party Transactions and Balances (Details)			12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)
Related Party Transaction [Line Items]
Due from director					$ 37,937
Due to related parties						$ 926,993
Ms. Wai Lau [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 6,358,430	$ 814,192
Shenzhen Huiyue Technology Co.,Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 177,929	$ 150,832